Inventories - Summary of Inventories (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [Line Items]
Raw materials	$ 2,694,594	$ 2,568,648
Gross carrying amount [member]
Disclosure of inventories [Line Items]
Raw materials	2,854,743	2,754,911
Allowance for impairment losses [member]
Disclosure of inventories [Line Items]
Raw materials	$ (160,149)	$ (186,263)